As filed with the Securities and Exchange Commission on October 23, 2023
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	[ ]
Post-Effective Amendment No. 12 (File No. 333-227507)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 106 (File No. 811-05213)	[x]
(Check appropriate box or boxes)

Exact Name of Registrant:
RiverSource of New York Account 8

Name of Depositor:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
Address of Depositor’s Principal Executive Offices, Zip Code
Depositor’s Telephone Number, including Area Code:

20 Madison Avenue Extension Albany, NY 12203
(800) 541-2251
Name and Address of Agent for Service:
Nicole D. Wood, Esq.
5229 Ameriprise Financial Center
Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 12 is to supplement the prospectus for RiverSource Variable Universal Life 6 Insurance.

PART A: PROSPECTUS
Prospectus for RiverSource® Variable Universal Life 6 Insurance dated May 1, 2023 filed electronically with Post-Effective Amendment No. 11 is incorporated by reference to this Post-Effective Amendment No. 12.

Supplement dated December XX, 2023 to Statutory Prospectus and initial Summary Prospectus dated April 26, 2023
Product Name	Prospectus Form #/Date
RiverSource® Variable Universal Life 6 Insurance	PRO9089_12_B01_(05/23) ISP9089_12_B01_(05/23)
The information in this supplement updates and amends certain information contained in your current variable life insurance product statutory and initial summary prospectus (together, the “prospectus”). Please read it carefully and keep it with your variable life insurance product prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the prospectus remain in effect and unchanged. The terms we use in this supplement have the same meaning as in the prospectus.
I. Effective 1/13/2024, the Cost of Insurance Charge and Administrative Charge descriptions in the “Fee Table – Periodic Charges Other than Annual Fund Expenses” are deleted and replaced with the following information.

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance Charge(a) For policies with application dates on or after 1/13/2024.	Monthly.	Monthly rate per $1,000 of Net Amount at Risk:
Minimum: $0.005 — Female, Standard Nontobacco, Insurance Age 0, Duration 5.
Maximum: $57.6325 – Male, Standard Tobacco, Insurance Age 85, Duration 28.

Representative Insureds: $0.0125 – Female, $500,000 Specified Amount, Super Preferred Nontobacco, Insurance Age 40, Duration 1.

Cost of Insurance Charge(a) For policies with application dates before 1/13/2024.	Monthly.	Monthly rate per $1,000 of Net Amount at Risk:
Minimum: $0.005 — Female, Standard Nontobacco, Insurance Age 4, Duration 1.
Maximum: $63.12 – Male, Standard Tobacco, Insurance Age 85, Duration 28.

Representative Insureds: $0.0075 – Female, Super Preferred Nontobacco, Insurance Age 40, Duration 1.

Administrative Charge(a) For policies with application dates on or after 1/13/2024.	Monthly.	Monthly Rate per $1,000 of initial Specified Amount:
Minimum: $.098 — Female, Standard Nontobacco, Insurance Age 0, Duration 1.
Maximum: $2.979 — Male, Standard Tobacco, Insurance Age 85, Duration 1.

Representative Insured: $0.148 Female, Super Preferred Nontobacco, Insurance Age 40, Duration 1.

Administrative Charge(a) For policies with application dates before 1/13/2024.	Monthly.	Monthly Rate per $1,000 of initial Specified Amount:
Minimum: $.096 — Female, Standard Nontobacco, Insurance Age 0, Duration 1.
Maximum: $4.073 — Male, Standard Tobacco, Insurance Age 85, Duration 1.

Representative Insured: $0.147 Female, Super Preferred Nontobacco, Insurance Age 40, Duration 1.

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.
II. Funds available under the policy.
1

For all policies with application dates before 1/13/2024, there are no changes to the underlying funds available in the policy.
For all policies with application dates on or after 1/13/2024, the following underlying funds will no longer be available under the policy:
•
Allspring VT Opportunity Fund - Class 1
•
Franklin Mutual Shares VIP Fund - Class 1
•
Invesco V.I. Global Fund, Series I Shares
•
Invesco V.I. Global Strategic Income Fund, Series I Shares
•
Janus Henderson Research Portfolio: Institutional Shares
•
Lazard Retirement Global Dynamic Multi-Asset Portfolio - Investor Shares
•
Morgan Stanley VIF Discovery Portfolio, Class I Shares
•
Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
•
PIMCO VIT All Asset Portfolio, Institutional Class
•
Templeton Global Bond VIP Fund - Class 1
•
Variable Portfolio - Managed Volatility Conservative Fund (Class 1)
•
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 1)
•
Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 1)
For all policies with application dates on or after 1/13/2024, the following additional underlying funds will be available under the policy:
•
American Century VP Mid Cap Value, Class I
•
Calvert VP SRI Balanced Portfolio - Class I
•
Columbia Variable Portfolio - Global Strategic Income Fund (Class 1)
•
Delaware Ivy VIP Asset Strategy, Class I
•
Delaware VIP® International Series - Standard Class
•
Eaton Vance VT Floating-Rate Income Fund - Institutional Class
•
Fidelity® VIP Emerging Markets Portfolio Initial Class
•
Fidelity® VIP Energy Portfolio Initial Class
•
Fidelity® VIP Growth Opportunities Portfolio Initial Class
•
Fidelity® VIP Investment Grade Bond Portfolio Initial Class
•
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
•
MFS® Global Real Estate Portfolio - Initial Class
•
MFS® International Growth Portfolio - Initial Class
•
Putnam VT International Value Fund - Class IA Shares
•
Putnam VT Large Cap Value Fund - Class IA Shares
The Section in your prospectus titled “Appendix A: Funds Available Under the Contract” is hereby amended to include the description for the new underlying funds as follows:

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
[To be filed by pre-effective amendment]
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value, Class I American Century Investment Management, Inc.
2

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Global Strategic Income Fund (Class 1) Columbia Management Investment Advisers, LLC
Seeks to provide total return.	Delaware Ivy VIP Asset Strategy, Class I Delaware Management Company
Seeks long-term capital growth.	Delaware VIP® International Series - Standard Class Delaware Management Company, adviser; Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Institutional Class Eaton Vance Management
Seeks capital appreciation.
Fidelity® VIP Emerging Markets Portfolio
Initial Class
Fidelity Management & Research Company
(the Adviser) is the fund’s manager. Fidelity
Management & Research Company (UK)
Limited, Fidelity Management & Research
Company (Hong Kong) Limited, Fidelity
Management & Research Company (Japan)
Limited, FIL Investment Advisers, FIL
Investment Advisers (UK) Limited and FIL
Investments (Japan) Limited, subadvisers.

Seeks capital appreciation.
Fidelity® VIP Energy Portfolio Initial Class
Fidelity Management & Research Company
(the Adviser) is the fund’s manager. Fidelity
Management & Research Company (UK)
Limited, Fidelity Management & Research
Company (Hong Kong) Limited, Fidelity
Management & Research Company (Japan)
Limited, subadvisers.

Seeks to provide capital growth.
Fidelity® VIP Growth Opportunities Portfolio
Initial Class
Fidelity Management & Research Company
(the Adviser) is the fund’s manager. Fidelity
Management & Research Company (UK)
Limited, Fidelity Management & Research
Company (Hong Kong) Limited, Fidelity
Management & Research Company (Japan)
Limited, subadvisers.

3

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks as high level of current income as is consistent with the preservation of capital.
Fidelity® VIP Investment Grade Bond
Portfolio Initial Class
Fidelity Management & Research Company
(the Adviser) is the fund’s manager. Fidelity
Management & Research Company (UK)
Limited, Fidelity Management & Research
Company (Hong Kong) Limited, Fidelity
Management & Research Company (Japan)
Limited, subadvisers.

Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Lord, Abbett & Co LLC
Seeks total return.	MFS® Global Real Estate Portfolio - Initial Class Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® International Growth Portfolio - Initial Class Massachusetts Financial Services Company
Seeks capital growth. Current income is a secondary objective.
Putnam VT International Value Fund -
Class IA Shares
Putnam Investment Management, LLC,
investment advisor. Though the investment
advisor has retained the services of both
Putnam Investments Limited (PIL) and The
Putnam Advisory Company, LLC (PAC), PIL
and PAC do not currently manage any assets
of the fund.

Seeks capital growth and current income.
Putnam VT Large Cap Value Fund - Class IA
Shares
Putnam Investment Management, LLC,
investment advisor. Though the investment
advisor has retained the services of Putnam
Investments Limited (PIL), PIL does not
currently manage any assets.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9089-0001_(01/24)
4

PART B: STATEMENT OF ADDITIONAL INFORMATION
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Account 8 dated May 1, 2023, filed electronically as Part B to Pre-Effective Amendment No. 2 to Registration Statement No. 333-260322, is incorporated by reference.

PART C: OTHER INFORMATION
Item 30. Exhibits—Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.
(a)(1)
Copy of Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed electronically as exhibit (a)(1) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(a)(2)
Copy of Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger band subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Post-Effective
Amendment No. 22 to Registration Statement No. 333-91691, is incorporated herein by reference.

(b)	Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York for Variable Annuities and Variable
Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New
York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select (SM) Variable
Annuity, RiverSource Innovations (SM) Select Variable Annuity and RiverSource Innovations (SM) Variable Annuity, on or
about Jan. 2, 2007, is incorporated herein by reference.

(d)(1)
Copy of Flexible Premium Variable Life Insurance Policy (VUL 6) filed electronically as Exhibit (d)(1) to Post-Effective
Amendment No. 4 to Registration Statement No. 333-227507 on or about August 7, 2020, is incorporated herein by reference.

(d)(2)
Copy of Flexible Premium Variable Adjustable Life Insurance Policy (VUL 6) filed electronically as Exhibit (d)(1) to Initial
Registration Statement File No. 333-227507 on or about September 24, 2018 is incorporated herein by reference.

(d)(3)
Copy of Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit (d)(1) to Initial Registration Statement
on Form N-6 on or about August 13, 2012 is incorporated herein by reference.

(d)(4)
Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(2) to Initial Registration
Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.

(d)(5)
Copy of Waiver of Specified Premium Rider for Total Disability filed electronically as Exhibit (d)(3) to Initial Registration
Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.

(d)(6)	Copy of Children’s Level Term Insurance Rider filed electronically as Exhibit (d)(4) to Initial Registration Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.
(d)(7)	Copy of Accidental Death Benefit Rider filed electronically as Exhibit (d)(5) to Initial Registration Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.
(d)(8)
Copy of Accelerated Benefit Rider for Terminal Illness filed electronically as Exhibit (d)(12) to Post-Effective Amendment
No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(9)	Copy of Automatic Increase Benefit Rider filed electronically as Exhibit 1.A.(5)(f) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-44644 is incorporated herein by reference.
(d)(10)	Copy of Overloan Protection Benefit filed electronically as Exhibit (d)(8) to Initial Registration Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.
(d)(11)
Copy of AdvanceSource (R) Accelerated Benefit Rider for Chronic Illness filed electronically as Exhibit (d)(11) to
Post-Effective Amendment No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(12)
Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as
Exhibit (d)(13) to Post-Effective Amendment No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(13)	Copy of Indexed Account Endorsement filed electronically as Exhibit (d)(11) to Post-Effective Amendment No. 7 to Registration Statement No. 333-183262 is incorporated herein by reference.
(d)(14)	Copy of Accounting Value Increase Rider filed electronically as Exhibit (d)(12) to Post-Effective Amendment No. 6 to Registration Statement No. 333-183262 is incorporated herein by reference.
(d)(15)	Copy of Death Benefit Option 3 Endorsement filed electronically as Exhibit (d)(13) to Post-Effective Amendment No. 6 to Registration Statement No. 333-183262 is incorporated herein by reference.
(e)(1)
Form of Application for Life and Disability Income Insurance filed electronically as Exhibit (e)(1) to Initial Registration
Statement on Form N-6 on or about August 13, 2012 is incorporated herein by reference.

(e)(2)
Form of Application for the Accelerated Benefit Rider for Chronic Illness filed electronically as Exhibit (e)(2) to Post-Effective
Amendment No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(e)(3)
Form of Distribution of Policy Value Endorsement is filed electronically as Exhibit (e)(3) to Post-Effective Amendment No. 2
to Registration Statement No. 333-227507 in incorporated herein by reference.

(f)(1)
Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to
Post-Effective Amendment No. 22 to Registration Statement 333-44644 is incorporated herein by reference.

(f)(2)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as
Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(g)(1)
Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and
Reinsurer, identified as Treaty 1111 filed electronically as exhibit (g)(1) to Post-Effective Amendment No. 3 to Registration
Statement No. 333-227507 is incorporated herein by reference.

(g)(2)
Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1111 filed electronically as exhibit (g)(2) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(3)
Redacted copy of the Third Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1111 filed electronically as exhibit (g)(3) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(4)
Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and
Reinsurer, identified as Treaty 1121 filed electronically as exhibit (g)(4) to Post-Effective Amendment No. 3 to Registration
Statement No. 333-227507 is incorporated herein by reference.

(g)(5)
Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1121 filed electronically as exhibit (g)(5) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(6)
Redacted copy of the Second Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1121 filed electronically as exhibit (g)(6) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(7)
Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and
Reinsurer, identified as Treaty 1131 filed electronically as exhibit (g)(7) to Post-Effective Amendment No. 3 to Registration
Statement No. 333-227507 is incorporated herein by reference.

(g)(8)
Redacted copy of the General Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(8) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(9)
Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(9) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(10)
Redacted copy of the Seventh Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(1) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(11)
Redacted copy of the Eighth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(11) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(12)
Redacted copy of the Ninth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(12) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(13)
Redacted copy of the Tenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(13) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(14)
Redacted copy of the Eleventh Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(14) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(15)
Redacted copy of the Twelfth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1131 filed electronically as exhibit (g)(15) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(16)
Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and
Reinsurer, identified as Treaty 1141 filed electronically as exhibit (g)(16) to Post-Effective Amendment No. 3 to Registration
Statement No. 333-227507 is incorporated herein by reference.

(g)(17)
Redacted copy of the General Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(17) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(18)
Redacted copy of the Fifth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(18) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(19)
Redacted copy of the Sixth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(19) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(20)
Redacted copy of the Seventh Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(20) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(21)
Redacted copy of the Eighth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(21) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(22)
Redacted copy of the Ninth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1141 filed electronically as exhibit (g)(22) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(23)
Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and
Reinsurer, identified as Treaty 1151 filed electronically as exhibit (g)(23) to Post-Effective Amendment No. 3 to Registration
Statement No. 333-227507 is incorporated herein by reference.

(g)(24)
Redacted copy of the General Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(24) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(25)
Redacted copy of the Fifth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(25) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(26)
Redacted copy of the Eighth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(26) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(27)
Redacted copy of the Fifteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(27) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(28)
Redacted copy of the Sixteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(28) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(29)
Redacted copy of the Seventeenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(29) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(30)
Redacted copy of the Eighteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(30) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(31)
Redacted copy of the Twentieth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1151 filed electronically as exhibit (g)(31) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(32)
Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and
Reinsurer, identified as Treaty 1161 filed electronically as exhibit (g)(32) to Post-Effective Amendment No. 3 to Registration
Statement No. 333-227507 is incorporated herein by reference.

(g)(33)
Redacted copy of the General Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(33) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(34)
Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(34) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(35)
Redacted copy of the Fifth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(35) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(36)
Redacted copy of the Seventh Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(36) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(37)
Redacted copy of the Fourteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(37) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(38)
Redacted copy of the Fifteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(38) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(39)
Redacted copy of the Sixteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(39) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(40)
Redacted copy of the Eighteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1161 filed electronically as exhibit (g)(40) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(41)
Redacted copy of the Automatic YRT Reinsurance Agreement between RiverSource Life Insurance Co. of New York and
Reinsurer, identified as Treaty 1171 filed electronically as exhibit (g)(41) to Post-Effective Amendment No. 3 to Registration
Statement No. 333-227507 is incorporated herein by reference.

(g)(42)
Redacted copy of the General Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(42) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(43)
Redacted copy of the Fifth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(43) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(44)
Redacted copy of the Seventh Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(44) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(45)
Redacted copy of the Fifteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(45) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(46)
Redacted copy of the Sixteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(46) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(47)
Redacted copy of the Seventeenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(47) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(g)(48)
Redacted copy of the Nineteenth Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 1171 filed electronically as exhibit (g)(48) to Post-Effective Amendment No. 3 to Registration Statement No. 333-227507 is incorporated herein by reference.

(h)(1)
Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance
Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and
AllianceBernstein Investments, Inc. filed electronically as Exhibit(h) (2) to Post-Effective Amendment No. 22 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(h)(2)
Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(h)(3)
Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products
Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(4)
Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American
Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise
Financial Services Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(8) to
Post-Effective Amendment No. 21 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(5)
Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among
American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is
incorporated herein by reference.

(h)(6)
Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS
Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed electronically as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(7)
Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger
Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as
Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration
Statement No.333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(8)
Copy of Fund Participation Agreement dated May 1, 2006, among American Centurion Life Assurance Company, IDS Life
Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and
Columbia Management Distributors, Inc. filed electronically as Exhibit (h) (13) to Post-Effective Amendment No. 22 to
Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(9)
Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance
Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit(h)(16)
to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(10)
Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to
RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(11)
Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable
Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective
Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(12)
Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource
Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective
Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(13)
Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York,
BlackRock Variable Series Funds, Inc. and BlackRock Investments, LLC filed electronically as Exhibit 8.14 to RiverSource of
New York Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is
incorporated herein by reference.

(h)(14)
Copy of Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York,
RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS
Investments Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to
RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement
No. 333-179335 is incorporated herein by reference.

(h)(15)
Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust,
Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective
Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(16)
Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio
Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No.4 to Registration Statement No. 333-179335 is
incorporated herein by reference.

(h)(17)
Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance
Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund,
Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series
Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios
III, Inc. (formerly Travelers Series Fund Inc., formerly Smith BarneyTravelers Series Fund Inc.) and Legg Mason Investor
Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No.22 to Registration Statement
No. 333-91691 is incorporated by reference.

(h)(18)
Copy of Amended and Restated Participation Agreement dated April 17,2006, by and among AIM Variable Insurance Funds,
AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and
Ameriprise Financial Services, Inc. filed electronically as Exhibit(h)(1) to Post-Effective Amendment No. 22 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(h)(19)
Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc.,
Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance
Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to
Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(20)
Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource
Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as
Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No.333-91691 is incorporated herein by reference.

(i)	Not applicable.
(j)	Not applicable.
(k)	Consent and Opinion of Counsel is filed electronically herewith.
(l)	Not applicable.
(m)	Not applicable.
(n)	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
(o)	Not applicable.
(p)	Not applicable.
(q)
RiverSource Life Insurance Co. of New York’s Description of Transfer and Redemption Procedures and Method of Conversion
to Fixed Benefit Policies filed electronically as Exhibit (q) to Post-Effective Amendment No. 25 to Registration Statement
No. 333-42257 is incorporated herein by reference.

(r)	Summary Prospectus for New Investors dated May 1, 2023, filed electronically to Registration Statement No. 333-227507 is incorporated herein by reference.
(s)	Power of Attorney to sign Amendment to this Registration Statement, dated September 6, 2023, is filed electronically herewith.
101	Not applicable.
Item 31. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer
Diana M. Marchesi	1333 Jones St. #401 San Francisco, CA 94109	Director
Michael J. Pelzel		Senior Vice President - Corporate Tax
Stephen P. Blaske		Senior Vice President and Chief Actuary
Sara S. Janz		Director

Name	Principal Business Address*	Position and Offices With Depositor
Karen M. Bohn	6620 Iroquois Trail Edina, MN 55439	Director
Ronald L. Guzior	BST & Co. CPAs, LLP 10 British American Blvd. Latham, NY 12110	Director
Brian E. Hartert		Director
Jason J. Poor		Director
Shweta Jhanji		Senior Vice President and Treasurer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President, Chief Financial Officer and Controller
Kara D. Sherman		Vice President – National Sales Manager – Insurance
*
Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Signapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota

Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Houston BBP, L.P.[4]	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
CREAD Ventures AIV, L.P.[12]	Delaware
LCFRE Nashville Carothers Holdings, LLC	Delaware
LCFRE Nashville Carothers GP, L.P.	Delaware
LCFRE Nashville Carothers (TN), LP	Delaware
Lionstone Commercial Real Estate Alpha Driver Partners, L.P.	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Oregon Real Estate One, L.P.[12]	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[5]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[6]	Texas
Lionstone Raleigh Development Partners GP, LLC.	Delaware
Lionstone Raleigh Development Partners, LP7	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP Tower V Investors, L.P.[13]	Delaware
Lionstone RDP Co-Investment Fund 1 GP, LLC	Delaware
Lionstone RDP Co-Investment Fund 1, LP	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Lionstone VA Five, LLC	Delaware
Lionstone US Value-Add Five, L.P.[8]	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Canada, Inc.	Ontario
Columbia Threadneedle Canada Holdings, Inc.	Ontario
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) plc	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Investment Services Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
F&C Unit Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
F&C Emerging Markets Limited	England & Wales
F&C (CI) Limited	England & Wales
F&C Private Equity Nominee Limited	England & Wales
Columbia Threadneedle Luxembourg S.A.9†	Luxembourg
Columbia Threadneedle Netherlands B.V.	Netherlands

Parent Company /Subsidiary Name	Jurisdiction
F&C Alternative Investments (Holdings) Limited	England & Wales
F&C Ireland Limited	Ireland
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP9	Scotland
Columbia Threadneedle PE Co-Investment FP LP9	Scotland
Columbia Threadneedle Real Estate Partners LLP[10]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle REP (Corporate Services) Limited	England & Wales
F&C REIT Corporate Finance Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management plc	England & Wales
FOSCA II Manager S.à.r.l.	Luxembourg
Columbia Threadneedle REP Property Management Limited	England & Wales
Columbia Threadneedle Unit Trust Managers Limited	England
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP9	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland

Parent Company /Subsidiary Name	Jurisdiction
F&C Climate Opportunity Partners (Founder Partner) LP9	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C Equity Partners plc	England & Wales
F&C European Capital Partners (GP) Limited	Scotland
F&C European Capital Partners (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Finance plc	England & Wales
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager plc	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime (Japan) KK	Japan
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[11]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Asset Management Holdings Sàrl**	Luxembourg
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville Tandem Property (GP) Limited	England & Wales
Sackville TPEN Property (GP) Limited	England & Wales
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Sackville UKPEC3 Croxley (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Unit Trust Manager Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)
5
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).
6
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
7
Owned by Lionstone Raleigh Development Partners GP, LLC (1.88%), LS Employee Holdings, LLC (0.82%), Lionstone Oregon Real Estate One, L.P. (32.43%), California State Teachers’ Retirement System (32.43%) and State of Wisconsin Investment Board (32.43%)
8
Owned by Lionstone VA Five, LLC (2%), LVA5 Holdings, LLC (1%), Teacher Retirement System of Texas (26.2%), California State Teachers’ Retirement System (26.2%), William Marsh Rice University (5.2%) and Lion Real Estate LLC (39.4%)
9
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity

10
Columbia ThreadneedleTreasury Limited holds 1 unit
11
One-third of this entity is owned by American Express Travel Related Services.
Item 33. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a) RiverSource Distributors, Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer
Shweta Jhanji	Senior Vice President and Treasurer

Name and Principal Business Address*	Positions and Offices with Underwriter
Paula J. Minella	Secretary
Jason S. Bartylla	Chief Financial Officer
Lori Arrell	Director
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
RiverSource Distributors, Inc.	$20,929,617	None	None	None
Item 35. Location of Accounts and Records
The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Co. of New York at 20 Madison Avenue Extension, Albany, NY 12203.
Item 36. Management Services
Not Applicable.
Item 37. Fee Representation
The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on this 23rd day of October, 2023.

By: RIVERSOURCE OF NEW YORK ACCOUNT 8
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 23rd day of October, 2023.

RiverSource Life Insurance Co. of New York
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of October, 2023.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board, President and Chief Executive Officer (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Jason J. Poor	Director and Vice President – Operations
Jason J. Poor
/s/ Ronald L. Guzior	Director
Ronald L. Guzior
/s/ Brian E. Hartert	Director
Brian E. Hartert
/s/ Karen M. Bohn	Director
Karen M. Bohn
/s/ Sara S. Janz	Director
Sara S. Janz
/s/ Diana M. Marchesi	Director
Diana M. Marchesi

Signature	Title
/s/ Gregg L. Ewing	Vice President, Chief Financial Officer and Controller (Principal Accounting Officer) (Chief Financial Officer)
Gregg L. Ewing
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated September 6, 2023, filed electronically as Exhibit (s) to RiverSource of New York Account 8 Post-Effective Amendment No. 12 to Registration Statement File No. 333-227507, is filed electronically herewith, by:
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 12
TO REGISTRATION STATEMENT NO. 333-227507
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
Prospectus for:
RiverSource® Variable Universal Life 6 Insurance dated May 1, 2023 filed electronically with Post-Effective Amendment No. 11 is incorporated by reference.
Supplement for RiverSource® Variable Universal Life 6 Insurance
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Account 8 dated May 1, 2023, filed electronically as Part B to Pre-Effective Amendment No. 2 to Registration Statement No. 333-260322, is incorporated by reference.
Part C.
Other Information.
Signatures.
Exhibits.

EXHIBIT INDEX
(k)	Consent and Opinion of Counsel.
(n)	Consent of Independent Registered Public Accounting Firm.
(s)	Power of Attorney dated September 6, 2023.